ASSET PURCHASE AGREEMENT (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2022	Dec. 31, 2024	Dec. 31, 2023
Asset Acquisition [Line Items]
Cost of sales	$ 3,000	$ 39,019	$ 48,946
Selling and Marketing Expense [Member]
Asset Acquisition [Line Items]
Compensation expense			$ 2,000
Thomason and Jones [Member]
Asset Acquisition [Line Items]
Payment of related party	1,000
Inventory and Intellectual Property Assets [Member]
Asset Acquisition [Line Items]
Purchase price for acquiring machinery and equipment		$ 444
Inventory and Intellectual Property Assets [Member] | Thomason and Jones [Member]
Asset Acquisition [Line Items]
Contingent payments	1,000
Inventory and Intellectual Property Assets [Member] | Maximum [Member]
Asset Acquisition [Line Items]
Purchase price for acquiring machinery and equipment	$ 700